Business Combination and Reverse Recapitalization - Related party debt liabilities were reclassified to additional paid-in capital (Details) - ScanTech And Mars Acquisition Corp	3 Months Ended
Mar. 31, 2025 USD ($)
Business Combination and Reverse Recapitalization
To Additional Paid in Capital	$ 54,499,067
Related party
Business Combination and Reverse Recapitalization
To Additional Paid in Capital	54,499,066
Total Liabilities Extinguished	57,961,558
Fair Value of Shares Issued	3,462,492
Related party | NACS
Business Combination and Reverse Recapitalization
To Additional Paid in Capital	48,396,975
Total Liabilities Extinguished	50,059,315
Fair Value of Shares Issued	1,662,340
Related party | Azure-SJBT
Business Combination and Reverse Recapitalization
To Additional Paid in Capital	4,880,800
Total Liabilities Extinguished	6,539,742
Fair Value of Shares Issued	1,658,942
Related party | Stephen Sale
Business Combination and Reverse Recapitalization
To Additional Paid in Capital	761,017
Total Liabilities Extinguished	817,501
Fair Value of Shares Issued	56,484
Related party | John Quinn
Business Combination and Reverse Recapitalization
To Additional Paid in Capital	460,274
Total Liabilities Extinguished	545,000
Fair Value of Shares Issued	$ 84,726